Net Loss Per Share - Narrative (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible Notes, conversion price (in usd per share)		$ 6.5712
VWAP (in usd per share)		$ 9.86
Consecutive days		20 days
Convertible notes
Debt Instrument [Line Items]
Convertible Notes, conversion price (in usd per share)		$ 6.5712
Original Convertible Notes | Convertible notes
Debt Instrument [Line Items]
Convertible Notes, conversion price (in usd per share)	$ 6.5712
VWAP (in usd per share)	$ 9.86
Consecutive days	20 days